Convertible Bond and Derivative Financial Liability - Additional Information (Detail) - Convertible bonds [member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 19, 2019
Summary of convertible bonds [line items]
Convertible bond, interest rate		2.00%
Convertible bond, principal amount		$ 15,000,000
Convertible bond, maturity date	June 30, 2023
Convertible bond, conversion basis	99.44 American Depositary Shares (“ADSs”) per US$1,000 principal.
Convertible bond, conversion price	$ 99.44
Convertible bond, minimum conversion amount	$ 10,000,000